Customers that Contributed Greater than 10% of Net Revenues (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Customer A
Concentration Risk [Line Items]
Percentage of net revenue	15.30%	18.40%	14.40%
Customer B
Concentration Risk [Line Items]
Percentage of net revenue			10.90%
Customer C
Concentration Risk [Line Items]
Percentage of net revenue	10.70%